Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments at fair value	$ 12,352,981,729	$ 11,421,304,575
Receivables:
Interest and other receivables	16,182,131	17,331,620
Notes receivable from participants	84,729,906	88,734,800
Total receivables	100,912,037	106,066,420
Total assets	12,453,893,766	11,527,370,995
Liabilities:
Accounts payable	13,669,739	17,231,061
Total liabilities	13,669,739	17,231,061
Net assets available for benefits	12,440,224,027	11,510,139,934
Short-term investments
Investments at fair value:
Total investments at fair value	557,626,935	546,068,377
Common stock/American Depository Receipts
Investments at fair value:
Total investments at fair value	271,095,936	283,354,047
Common/collective funds
Investments at fair value:
Total investments at fair value	8,422,252,047	7,883,697,167
Registered investment company funds
Investments at fair value:
Total investments at fair value	2,561,045	5,776,318
Self-directed brokerage accounts
Investments at fair value:
Total investments at fair value	$ 3,099,445,766	$ 2,702,408,666